Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The reconciliation of the provision for income taxes at the United States federal and state statutory rate compared to the Company’s income tax expense as reported is as follows:

	December 31,	December 31,
	2019	2018

Income tax benefit computed at the statutory rate	$12,850	$10,298
Change in valuation allowance	(12,850)	(10,298)

Provision for income taxes	$–	$–

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 after applying enacted corporate income tax rates, are as follows:

	December 31,	December 31,
	2019	2018
Deferred income tax assets
Net operating losses	$198,090	$185,239
Valuation allowance	(198,090)	(185,239)

Net deferred income tax assets	$–	$–